9. Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

On December 22, 2017, the President of the United States signed into law the Tax Cuts and Jobs Act (“TCJA”). The TCJA includes a number of changes to existing U.S. tax laws that impact the Company, most notably a reduction of the U.S. corporate income tax rate from 34 percent to 21 percent for tax years beginning after December 31, 2017.

The Company recognized the income tax effects of the TCJA in its 2017 financial statements in accordance with Staff Accounting Bulletin No. 118, which provides SEC staff guidance for the application of ASC Topic 740, Income Taxes, in the reporting period in which the TCJA was signed into law. As such, the Company’s financial results reflect the income tax effects of the TCJA for which the accounting under ASC Topic 740 is complete and provisional amounts for those specific income tax effects of the TCJA for which the accounting under ASC Topic 740 is incomplete but a reasonable estimate could be determined. The Company did not identify items for which the income tax effects of the TCJA have not been completed and a reasonable estimate could not be determined as of December 31, 2017.

The provision for income taxes is summarized as follows:

(Dollars in thousands)

	2019	2018	2017
Current expense	$2,960	2,546	1,827
Deferred income tax expense	176	78	2,120
Total income tax	$3,136	2,624	3,947

The differences between the provision for income taxes and the amount computed by applying the statutory federal income tax rate to earnings before income taxes are as follows:

(Dollars in thousands)

	2019	2018	2017
Tax expense at statutory rate (21% in 2018 and 2019)	$3,613	3,361	4,833
State income tax, net of federal income tax effect	327	358	307
Tax-exempt interest income	(802)	(990)	(1,594)
Increase in cash surrender value of life insurance	(81)	(81)	(136)
Nondeductible interest and other expense	40	23	46
Impact of TCJA	—	—	588
Other	39	(47)	(97)
Total	$3,136	2,624	3,947

The following summarizes the tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities. The net deferred tax asset is included as a component of other assets at December 31, 2019 and 2018.

(Dollars in thousands)

	2019	2018
Deferred tax assets:
Allowance for loan losses	$1,535	1,481
Accrued retirement expense	1,150	1,119
Restricted stock	217	262
Accrued bonuses	266	211
Interest income on nonaccrual loans	2	1
Total gross deferred tax assets	3,170	3,074

Deferred tax liabilities:
Deferred loan fees	343	379
Accumulated depreciation	873	610
Prepaid expenses	7	10
Other	53	5
Unrealized gain on available for sale securities	1,087	294
Total gross deferred tax liabilities	2,363	1,298

Net deferred tax asset	$807	1,776

The Company measures deferred tax assets and liabilities using enacted tax rates that will apply in the years in which the temporary differences are expected to be recovered or paid. Accordingly, the Company’s deferred tax assets and liabilities were remeasured to reflect the reduction in the U.S. corporate income tax rate from 34 percent to 21 percent, resulting in a $588,000 increase in income tax expense for the year ended December 31, 2017 and a corresponding $588,000 decrease in net deferred tax assets as of December 31, 2017.

The Company has analyzed the tax positions taken or expected to be taken in its tax returns and has concluded that it has no liability related to uncertain tax positions.

The Company’s Federal income tax filings for years 2016 through 2019 were at year end 2019 open to audit under statutes of limitations by the Internal Revenue Service. The Company’s North Carolina income tax returns are currently under audit for tax year 2014-2016, tax years 2017 and 2018 are open to audit under the statutes of limitations by the North Carolina Department of Revenue.